Document And Entity Information	Oct. 10, 2019
Document Information Line Items
Entity Registrant Name	APPLE HOSPITALITY REIT, INC
Trading Symbol	APLE
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001418121
Document Period End Date	Oct. 10, 2019
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA
Entity File Number	001-37389
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE